Other financial assets and other non-current assets - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Nov. 16, 2021	Dec. 31, 2021	Aug. 09, 2021	Dec. 31, 2020
Detailed Information About Other Financial Assets And Other Noncurrent Assets [Line Items]
Equity investment		€ 8,445		€ 9,884
Increase equity throgh issue		546,630
NBA Partnership Agreement [Member]
Detailed Information About Other Financial Assets And Other Noncurrent Assets [Line Items]
Agreement term	8 years
Vested warrants recognized at the grant date	20.00%
Increase equity throgh issue	€ 35,305
Gameradar [Member]
Detailed Information About Other Financial Assets And Other Noncurrent Assets [Line Items]
Percentage of voting interests acquired			14.427%
Equity investment		€ 2,605		€ 0